UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02898_

 Value Line US Government Money Market Fund,Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30,2011

Item I.  Reports to Stockholders.

A copy of the Semi- Annual Report to Stockholders for the period ended 6/30/11 is included with this Form

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 1

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP	Value Line U.S. Government Money Market Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

An investment in Value Line U.S. Government Money Market Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00081083

Value Line U.S. Government Money Market Fund, Inc.

To Our Value Line U.S. Government

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended June 30, 2011. I encourage you to carefully review this report, which includes economic highlights, your Fund’s performance data, schedule of investments, and financial statements.

For the six months ended June 30, 2011, the total return of the Value Line U.S. Government Money Market Fund was 0.01% as compared to the Lipper average taxable money market fund return of 0.01% for the same six-month period*. The Federal Reserve Board’s policy of keeping short interest rates low that was in place since 2009 has continued throughout this year. Consequently money market fund returns continue to remain low. As a result, similar to many other money market funds, the Advisor has continued to waive its management fee within this extremely low short-term rate environment, and has been subsidizing the Fund to cover its expenses. As of June 30, 2011, the total net assets of the Fund were approximately $ 78.1 million and the average days to maturity were 41 days.

We continue to invest in the highest quality securities while looking for opportunities for yield enhancement. U.S Government, U.S. Agency obligations and other securities fully backed by the federal government and/or issued under an economic stimulus program, comprise almost 90% of holdings as of the end of June. The remaining assets are invested in top tier commercial paper rated at least A-1/P-1 by Standard & Poor’s and Moody’s, respectively.

Several months after placing a negative outlook on the ratings of U.S. Treasury bonds, in early August S&P did downgrade U.S. long-term debt ratings from AAA to AA+.

The rating agency cited concerns about the limited deficit reduction to be expected from the recent debt ceiling bill. A similar ratings cut followed for long-term debt issued by U.S. Agencies Fannie Mae, Freddie Mac, and the Federal Home Loan Bank. The other 2 primary nationally recognized rating agencies, Moody’s and Fitch, left the U.S. Treasury and U.S. Agency debt ratings intact at AAA. The single Agency rating downgrade has not affected the Fund’s ability to hold short-term U.S. Treasury or U.S. Agency debt. These securities are still considered to be of high quality. Treasury bond prices have been firm and liquidity strong despite S&P’s rating action.

All of us at the Adviser recognize that it has been difficult navigating the capital markets in 2011 and appreciate your confidence in us. We are working to find attractive investments that meet your Fund’s objectives in this period of low interest rates and we continue to welcome the opportunity to serve your investment needs.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

*
Lipper Money Market Funds invest in high quality financial instruments rated in the top two investment grades with dollar-weighted average maturities of less than 90 days with the intent of maintaining a constant NAV. An investment cannot be made in a Lipper average.

Value Line U.S. Government Money Market Fund, Inc.

Money Market Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad US stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the US recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the US Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, pushing interest rates down to the lowest levels in 2 years.

Value Line U.S. Government Money Market Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/11	Ending account value 6/30/11	Expenses paid during period 1/1/11 thru 6/30/11*
Actual	$1,000.00	$1,000.05	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,024.09	$0.71

*
Expenses are equal to the Fund’s annualized expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Yield†	Maturity Date	Value
U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS (60.6%)

$4,000,000	American Express Bank FSB, FDIC Guaranteed (1)	1.17%	12/9/11	$4,012,920
652,000	Federal Home Loan Bank Discount Notes	0.04	7/8/11	651,992
415,000	Federal Home Loan Bank Discount Notes	0.13	7/11/11	414,985
2,000,000	Federal Home Loan Bank Discount Notes	0.12	7/14/11	1,999,913
1,000,000	Federal Home Loan Bank Discount Notes	0.04	7/20/11	999,979
1,500,000	Federal Home Loan Bank Discount Notes	0.13	7/29/11	1,499,848
150,000	Federal Home Loan Bank Discount Notes	0.03	8/18/11	149,994
120,000	Federal Home Loan Bank Discount Notes	0.04	8/24/11	119,993
100,000	Federal Home Loan Bank Discount Notes	0.08	9/2/11	99,986
250,000	Federal Home Loan Bank Discount Notes	0.08	9/9/11	249,961
2,000,000	Federal Home Loan Bank Discount Notes	0.08	9/12/11	1,999,676
225,000	Federal Home Loan Bank Discount Notes	0.05	9/14/11	224,977
900,000	Federal Home Loan Bank Discount Notes	0.05	9/16/11	899,904
500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	7/15/11	499,968
1,400,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	8/17/11	1,399,817
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.16	9/1/11	999,733
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	9/7/11	1,999,773
500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.05	9/13/11	499,949
167,000	Federal Home Loan Mortgage Corporation Discount Notes	0.09	9/14/11	166,970
1,100,000	Federal Home Loan Mortgage Corporation Discount Notes	0.05	9/26/11	1,099,867
1,417,000	Federal Home Loan Mortgage Corporation Discount Notes	0.09	9/27/11	1,416,688
95,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	10/13/11	94,973
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.09	10/17/11	2,999,190
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	11/7/11	1,999,283
1,000,000	Federal National Mortgage Association Discount Notes	0.20	7/11/11	999,944
2,000,000	Federal National Mortgage Association Discount Notes	0.19	7/13/11	1,999,873
5,000,000	Federal National Mortgage Association Discount Notes	0.13	7/18/11	4,999,693
1,075,000	Federal National Mortgage Association Discount Notes	0.10	8/8/11	1,074,864
100,000	Federal National Mortgage Association Discount Notes	0.03	8/22/11	99,996
2,000,000	Federal National Mortgage Association Discount Notes	0.09	9/13/11	1,999,630
531,000	Federal National Mortgage Association Discount Notes	0.13	9/14/11	530,856
1,000,000	Federal National Mortgage Association Discount Notes	0.06	9/19/11	999,867
700,000	Federal National Mortgage Association Discount Notes	0.05	9/21/11	699,928
1,100,000	Federal National Mortgage Association Discount Notes	0.08	9/28/11	1,099,782
80,000	Federal National Mortgage Association Discount Notes	0.06	9/30/11	79,988
4,000,000	Federal National Mortgage Association Discount Notes	0.09	10/12/11	3,998,856
1,450,000	Federal National Mortgage Association Discount Notes	0.06	10/19/11	1,449,734
750,000	Federal National Mortgage Association Discount Notes	0.12	11/21/11	749,643
47,277,000	TOTAL U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS (Amortized Cost $47,282,993)			47,282,993

See Notes to Financial Statements.

Value Line U.S. Government Money Market Fund, Inc.

June 30, 2011

Principal Amount		Yield†	Maturity Date	Value
	COMMERCIAL PAPER (14.7%)

$400,000	Abbot Laboratories	0.11	7/25/11	$399,971
500,000	Abbot Laboratories	0.10	8/30/11	499,917
1,000,000	Cargill, Inc.	0.10	7/11/11	999,972
250,000	eBay, Inc.	0.11	7/6/11	249,996
1,100,000	J.P. Morgan & Chase	0.10	7/11/11	1,099,969
1,000,000	John Deere Credit Ltd.	0.10	7/21/11	999,944
1,000,000	Nestle Capital Corp.	0.14	7/25/11	999,907
1,000,000	Northwest Natural Gas Co.	0.18	7/13/11	999,940
1,000,000	PepsiCo, Inc.	0.10	7/21/11	999,944
1,100,000	Shell International Finance B.V.	0.17	7/14/11	1,099,933
150,000	Target Corp.	0.06	7/5/11	149,999
1,000,000	Unilever Capital Corp.	0.07	7/25/11	999,953
1,000,000	Walt Disney Co. (The)	0.20	7/18/11	999,906
1,000,000	Westpac Banking Corp.	0.15	8/4/11	999,858
11,500,000	TOTAL COMMERCIAL PAPER (Amortized Cost $11,499,209)			11,499,209
	TOTAL INVESTMENT SECURITIES (75.3%) (Cost $58,782,202)			58,782,202

	REPURCHASE AGREEMENT (23.1%)

18,000,000	With Morgan Stanley, 0.00%, dated 06/30/11, due 07/01/11, delivery value $18,000,001 (collateralized by $18,300,000 U.S. Treasury Notes 0.8750% due 02/29/12, with a value of $18,443,155)			18,000,000
18,000,000	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $18,000,000)			18,000,000
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)			1,283,368
	NET ASSETS (100.0%)			$78,065,570
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($78,065,570 ÷ 78,093,033 shares outstanding)			$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(1)	Rate at June 30, 2011. Floating rate changes monthly.

See Notes to Financial Statements.

Value Line U.S. Government Money Market Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $58,782,202)	$58,782,202
Repurchase agreement (Cost - $18,000,000)	18,000,000
Cash	239,655
Receivable for capital shares sold	1,057,688
Prepaid expenses	10,348
Other receivable	9,290
Interest receivable	2,860
Total Assets	78,102,043

Liabilities:
Payable for capital shares redeemed	32,987
Dividends payable to shareholders	55
Accrued expenses:
Directors’ fees and expenses	557
Other	2,874
Total Liabilities	36,473
Net Assets	$78,065,570

Net assets consist of:
Capital stock, at $0.10 par value (authorized 2 billion shares, outstanding 78,093,033 shares)	$7,809,303
Additional paid-in capital	70,243,285
Undistributed net investment income	9,068
Accumulated net realized gain on investments	3,914
Net Assets	$78,065,570

Net Asset Value, Offering and Redemption Price per Outstanding Share	$1.00

Statement of Operations
for the Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest	$68,379
Dividends	711
Total Income	69,090
Expenses:
Advisory fee	182,876
Service and distribution plan fees	106,350
Transfer agent fees	61,144
Printing and postage	39,393
Auditing and legal fees	31,410
Registration and filing fees	17,450
Custodian fees	12,589
Directors’ fees and expenses	8,771
Insurance	7,184
Other	10,071
Total Expenses Before Custody Credits and Fees Waived and Reimbursements	477,238
Less: Advisory Fees Waived	(182,876)
Less: Reimbursement by the Adviser	(123,468)
Less: Service and Distribution Plan Fees Waived	(106,350)
Less: Custody Credits	(17)
Net Expenses	64,527
Net Investment Income	4,563
Net Increase in Net Assets from Operations	$4,563

See Notes to Financial Statements.

Value Line U.S. Government Money Market Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2011 (unaudited) and for the Year Ended December 31, 2010

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$4,563	$12,210
Net realized gain on investments	—	3,914
Net increase in net assets from operations	4,563	16,124

Distributions to Shareholders:
Net investment income	(4,563)	(12,210)

Capital Share Transactions:
Proceeds from sale of shares	19,220,429	316,109,257
Proceeds from reinvestment of dividends to shareholders	4,175	11,352
Cost of shares redeemed	(43,234,762)	(339,127,995)
Net decrease in net assets from capital share transactions	(24,010,158)	(23,007,386)
Total Decrease in Net Assets	(24,010,158)	(23,003,472)
Net Assets:
Beginning of period	$102,075,728	$125,079,200
End of period	$78,065,570	$102,075,728
Undistributed net investment income, at end of period	$9,068	$9,068

See Notes to Financial Statements.

Value Line U.S. Government Money Market Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line U.S. Government Money Market Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund’s investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency and Government Sponsored Obligations	$0	$47,282,993	$0	$47,282,993
Commercial Paper	0	11,499,209	0	11,499,209
Repurchase Agreements	0	18,000,000	0	18,000,000
Total Investments in Securities	$0	$76,782,202	$0	$76,782,202

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Value Line U.S. Government Money Market Fund, Inc.

June 30, 2011

For the six months ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six moths ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined based on the identified cost method.

(E) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute, on a daily basis, all of its investment income to its shareholders. Therefore, no provision for federal income tax is required.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest in securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line U.S. Government Money Market Fund, Inc.

Notes to Financial Statements (unaudited)

3. Capital Share Transactions, Dividends and Distributions

The Fund earns interest daily on its investments and declares daily, on each day the Fund is open for business, all of its net investment income. The Fund pays distributions monthly.

Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays, and holidays are declared as a dividend on the next business day. All such distributions not paid in cash are automatically credited to shareholder accounts in additional shares at net asset value on the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares redeemed, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

4. Tax Information

At June 30, 2011, the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes was $76,782,202. At June 30, 2011, there was no unrealized appreciation or depreciation of investments.

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $182,876 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2011. This was computed at an annual rate of 0.4% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Beginning April 8, 2009 the Adviser voluntarily agreed to waive a portion of its advisory fee. The fee waived amounted to $182,876 for the six months ended June 30, 2011.

The Adviser is voluntarily reimbursing the Fund to maintain a yield of 0.01% to shareholders. The reimbursement amounted to $123,468 for the six months ended June 30, 2011. There is no guarantee the Adviser will continue to support the Fund in the future.

The amount of the advisory fee waived is subject to recoupment by the Adviser from the Fund within the same calendar year in which the fees were waived  and the three subsequent calendar years, provided that no amounts may be recouped that would cause the Fund’s total expense ratio as a result of such recoupment to exceed 0.90% and provided the amount of recoupment shall not exceed 0.10% (annualized) of the Fund’s daily average net assets on any day.

As of June 30, 2011 the following amounts were still available for recoupment by the Adviser based upon their potential expiration dates:

2012	2013	2014
$473,207	$471,615	$182,876

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2011, fees amounting to $106,350, before fee waivers, were accrued under the Plan. Effective May 1, 2009 through April 30,2012, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the six month ended June 30, 2011, the fees waived amounted to $106,350. The Distributor has no right to recoup prior waivers. Effective June 16, 2011, the Fund’s 12b-1 plan was discontinued.

Value Line U.S. Government Money Market Fund, Inc.

June 30, 2011

For the six months ended June 30, 2011, the Fund’s expenses were reduced by $17 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund.

The Adviser and the Distributor owned 1,445,039 shares of the Fund’s capital stock, representing 1.85% of the outstanding shares at June 30, 2011. In addition, officers and directors of the Fund as a group owned 6,417 shares, representing less than 1% of the outstanding shares.

Value Line U.S. Government Money Market Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2011		Years Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.0000	(3)	0.0001		0.001	0.017	0.044	0.043
Dividends from net investment income	(0.0000	)(3)	(0.0001)		(0.001)	(0.017)	(0.044)	(0.043)
Change in net asset value	—		—		—	—	—	—
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return	0.01	%(4)	0.01%		0.08%	1.69%	4.45%	4.37%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$78,066		$102,076		$125,079	$174,686	$166,907	$196,261
Ratio of expenses to average net assets(1)	1.04	%(5)	0.94	%(6)	0.95%	0.85%	0.83%	0.86%
Ratio of expenses to average net assets(2)	0.14	%(5)	0.26	%(7)	0.44%	0.60%	0.58%	0.61%
Ratio of net investment income to average
net assets	0.01	%(5)	0.01%		0.08%	1.62%	4.37%	4.30%

(1)
Ratio reflects expenses grossed up for custody credit arrangement, waiver of service and distribution plan fees by the Distributor, and waiver of a portion of the advisory fee by the Adviser. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been unchanged for the periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement, net of the waiver of the service and distribution plan fees by the Distributor, and net of the waiver of a portion of the advisory fee by the Adviser.

(3)	Amount is less than $.0001 per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line U.S. Government Money Market Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line U.S. Government Money Market Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line U.S. Government Money Market Fund, Inc.

Management of the Fund

Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since March 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line U.S. Government Money Market Fund, Inc.

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Value Line U.S. Government Money Market Fund, Inc.

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Value Line U.S. Government Money Market Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 6, 2011